Equity (Schedule of Accumulated other comprehensive income (loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as pf January 1, 2014	$ 1,908
Other comprehensive income before reclassifications	(6,548)
Amounts reclassified from accumulated other comprehensive income	993
Other comprehensive income (loss)	(5,555)
Balance as of December 31,2014	(3,647)
Net unrealized gain (loss) on cash flow hedges [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as pf January 1, 2014	153
Other comprehensive income before reclassifications	(2,222)
Amounts reclassified from accumulated other comprehensive income	826
Other comprehensive income (loss)	(1,396)
Balance as of December 31,2014	(1,243)
Foreign currency translation adjustment [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as pf January 1, 2014	1,922
Other comprehensive income before reclassifications	(4,326)
Amounts reclassified from accumulated other comprehensive income
Other comprehensive income (loss)	(4,326)
Balance as of December 31,2014	(2,404)
Other [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as pf January 1, 2014	(167)
Other comprehensive income before reclassifications
Amounts reclassified from accumulated other comprehensive income	167
Other comprehensive income (loss)	167
Balance as of December 31,2014